Leases - Schedule of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Minimum Lease Payments [Line Items]
2025	$ 426
2026	384
2027	384
2028	384
2029	384
2030-2032	1,151
Total undiscounted lease payments	3,113
Less - adjustment to discounted lease payments	(1,287)
Present value of lease liabilities	1,826
Officer [Member]
Schedule of Minimum Lease Payments [Line Items]
2025	384
2026	384
2027	384
2028	384
2029	384
2030-2032	1,151
Total undiscounted lease payments	3,071
Less - adjustment to discounted lease payments	(1,285)
Present value of lease liabilities	1,786
Cars [Member]
Schedule of Minimum Lease Payments [Line Items]
2025	42
2026
2030-2032
Total undiscounted lease payments	42
Less - adjustment to discounted lease payments	(2)
Present value of lease liabilities	$ 40